Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Selling General And Administrative Expenses Abstract
Payroll and related expenses	[1]	$ 46,660	$ 41,930	$ 11,360
Depreciation and amortization		3,259	2,623	1,023
Professional fees		15,798	16,069	8,386
Business development expenses		15,186	1,566	1,998
Expenses In Respect Of Acquisition		0	752	12,227
Office Maintenance		4,581	3,022	936
Other Selling General And Administrative Expenses		14,452	9,765	14,027
Selling, General and Administrative Expenses		$ 99,936	$ 75,727	$ 49,957

[1]	A portion of this relates to profit sharing for CPV Group employees